SCHEDULE OF INVESTMENTS
Growth (in thousands)	SEPTEMBER 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 2.9%
Electronic Arts, Inc.	205	$29,124

Interactive Media & Services – 11.0%
Alphabet, Inc., Class A(A)	22	58,678
Alphabet, Inc., Class C(A)	3	8,620
Facebook, Inc., Class A(A)	105	35,786
Pinterest, Inc., Class A(A)	137	6,966

		110,050

Total Communication Services - 13.9%		139,174

Consumer Discretionary
Automobile Manufacturers – 1.7%
Ferrari N.V.	83	17,380

Footwear – 1.1%
NIKE, Inc., Class B	76	11,033

Home Improvement Retail – 1.7%
Home Depot, Inc. (The)	52	16,993

Hotels, Resorts & Cruise Lines – 1.3%
Booking Holdings, Inc.(A)	6	13,265

Internet & Direct Marketing Retail – 7.1%
Amazon.com, Inc.(A)	21	70,612

Total Consumer Discretionary - 12.9%		129,283

Consumer Staples

Personal Products – 0.3%
Estee Lauder Co., Inc. (The), Class A	11	3,310

Soft Drinks – 1.9%
Coca-Cola Co. (The)	362	18,997

Total Consumer Staples - 2.2%		22,307

Financials
Financial Exchanges & Data – 3.3%
Intercontinental Exchange, Inc.	128	14,725
S&P Global, Inc.	43	18,415

		33,140

Total Financials - 3.3%		33,140

Health Care
Health Care Equipment – 2.8%
Danaher Corp.	45	13,632
Intuitive Surgical, Inc.(A)	15	14,612

		28,244

Health Care Supplies – 2.1%
Cooper Cos., Inc. (The)	50	20,749

Health Care Technology – 2.4%
Cerner Corp.	344	24,244

Managed Health Care – 2.9%
UnitedHealth Group, Inc.	74	28,859

Pharmaceuticals – 1.4%
Zoetis, Inc.	72	13,897

Total Health Care - 11.6%		115,993

Industrials

Industrial Machinery – 1.5%
Stanley Black & Decker, Inc.	88	15,423

Railroads – 0.8%
Union Pacific Corp.	43	8,353

Research & Consulting Services – 4.1%
CoStar Group, Inc.(A)	94	8,066
TransUnion	150	16,874
Verisk Analytics, Inc., Class A	78	15,647

		40,587

Trucking – 1.5%
J.B. Hunt Transport Services, Inc.	91	15,150

Total Industrials - 7.9%		79,513

Information Technology

Application Software – 7.5%
Adobe, Inc.(A)	38	21,928
Autodesk, Inc.(A)	24	6,710
Intuit, Inc.	50	26,854
salesforce.com, Inc.(A)	73	19,930

		75,422

Communications Equipment – 3.8%
Motorola Solutions, Inc.	165	38,376

Data Processing & Outsourced Services – 8.9%
Broadridge Financial Solutions, Inc.	107	17,901
PayPal, Inc.(A)	102	26,627
Visa, Inc., Class A	201	44,747

		89,275

Internet Services & Infrastructure – 2.7%
VeriSign, Inc.(A)	130	26,613

IT Consulting & Other Services – 2.2%
Gartner, Inc., Class A(A)	72	21,800

Semiconductors – 3.5%
NVIDIA Corp.	170	35,148

Systems Software – 11.1%
Microsoft Corp.	395	111,274

Technology Hardware, Storage & Peripherals – 7.9%
Apple, Inc.	560	79,273

Total Information Technology – 47.6%		477,181

TOTAL COMMON STOCKS – 99.4%		$996,591

(Cost: $578,128)

SHORT-TERM SECURITIES

Money Market Funds (B) – 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	7,521	7,521

TOTAL SHORT-TERM SECURITIES – 0.7%		$7,521

(Cost: $7,521)

TOTAL INVESTMENT SECURITIES – 100.1%		$1,004,112

(Cost: $585,649)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.1)%		(607)

NET ASSETS – 100.0%		$1,003,505

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

(B)	Rate shown is the annualized 7-day yield at September 30, 2021.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2021.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$996,591	$—	$—
Short-Term Securities	7,521	—	—
Total	$1,004,112	$—	$—

For Federal income tax purposes, cost of investments owned at September 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$585,649

Gross unrealized appreciation	423,242

Gross unrealized depreciation	(4,779)

Net unrealized appreciation	$418,463